Significant Accounting Policies (Details 2) $ in Thousands	Jan. 31, 2019 USD ($)
The change [Member]
Non-current assets:
Property and equipment, net	$ 193
Current liabilities:
Credit from others (includes current maturity of lease liability)	64
Non-current liabilities:
Lease liability	129
As presented according to IFRS 16 [Member]
Non-current assets:
Property and equipment, net	2,300
Current liabilities:
Credit from others (includes current maturity of lease liability)	155
Non-current liabilities:
Lease liability	129
According to the previous accounting policy [Member]
Non-current assets:
Property and equipment, net	2,107
Current liabilities:
Credit from others (includes current maturity of lease liability)	91
Non-current liabilities:
Lease liability